LEASES - Amounts Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 5,192	$ 3,578
Additions to right-of-use assets	2,900	2,800
Additions to lease liabilities	2,900	2,800
Depreciation charge of right-of-use assets	1,555	894
Interest expense (included in financial expenses)	574	390
Cash outflow for leases	2,000	1,000
Lease liabilities:
Current	1,710	834
Non-current	3,807	2,981
Lease liabilities	5,517	3,815
Properties
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	2,593	3,199
Depreciation charge of right-of-use assets	607	524
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	2,599	379
Depreciation charge of right-of-use assets	$ 948	$ 370